Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
(the “Fund”)
A SERIES OF ADVISERS INVESTMENT TRUST
Supplement dated May 27, 2025
to the Prospectus dated January 28, 2025
The name of the Fund’s secondary performance benchmark changed from the Russell 1000 Value (Total Return) Index to the Russell 1000 Value Benchmark (Total Return) Index. All references to the Russell 1000 Value (Total Return) Index on pages 3 and 4 of the Prospectus in the section entitled “Fund Summary – Performance” are deleted and replaced with Russell 1000 Value Benchmark (Total Return) Index.

Independent Franchise Partners US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
(the “Fund”)
A SERIES OF ADVISERS INVESTMENT TRUST
Supplement dated May 27, 2025
to the Prospectus dated January 28, 2025
The name of the Fund’s secondary performance benchmark changed from the Russell 1000 Value (Total Return) Index to the Russell 1000 Value Benchmark (Total Return) Index. All references to the Russell 1000 Value (Total Return) Index on pages 3 and 4 of the Prospectus in the section entitled “Fund Summary – Performance” are deleted and replaced with Russell 1000 Value Benchmark (Total Return) Index.